Receivables	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Receivables
D.2	Receivables

	2023 US$m	2022 US$m

(a) Receivables (current)
Trade receivables 1	963	1,067
Other receivables 1	456	381
Loans receivable	73	76
Lease receivables	24	35
Interest receivable	1	19

	1,517	1,578

(b) Receivables (non-current)
Other receivables	21	75
Loans receivable	771	724
Lease receivables	47	46

	839	845

1.	Interest-free and settlement terms are usually between 14 and 30 days.
Recognition and measurement
Trade receivables are initially recognised at the transaction price determined under IFRS 15
Revenue from Contracts with Customers
. Other receivables are initially recognised at fair value. Receivables that satisfy the contractual cash flow and business model tests are subsequently measured at amortised cost less an allowance for uncollectable amounts. Uncollectable amounts are determined using the expected loss impairment model. Collectability and impairment are assessed on a regular basis.
Subsequent recoveries of amounts previously written off are credited against other expenses in the consolidated income statement. Certain receivables that do not satisfy the contractual cash flow and business model tests are subsequently measured at fair value (refer to Note D.6).
The Group’s customers are required to pay in accordance with agreed payment terms. Depending on the product, settlement terms are 7 to 30 days from the date of invoice or bill of lading and customers regularly pay on time. There are no significant overdue product-related
trade receivables as at the end of the reporting period (2022: nil).
Fair value
The carrying amount of trade and other receivables approximates their fair value.
Foreign exchange risk
The Group held $305 million of receivables at 31 December 2023 (2022: $174 million) in currencies other than US dollars (predominantly Australian dollars).

Loans receivable
On 9 January 2020, Woodside Energy Finance (UK) Ltd entered into a secured loan agreement with Petrosen (the Senegal National Oil Company), to provide up to $450 million for the purpose of funding Sangomar project costs. The facility has a maximum term of 12 years and semi-annual repayments of the loan are due to commence at the earlier of 12 months after RFSU or 30 June 2025. The carrying amount of the loan receivable is $435 million at 31 December 2023 (2022: $408 million), which approximates its fair value. The remaining balance of loans receivable is due from non-controlling
interests.